Loss Per Share (Details) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
	Feb. 20, 2024	Mar. 31, 2023 CAD ($) $ / shares shares		Mar. 31, 2024 CAD ($) $ / shares shares
Earnings per share [abstract]
Net loss from continuing operations attributable to Aurora shareholders | $		$ (175,930)		$ (55,301)
Net loss from discontinued operations attributable to Aurora shareholders | $		(21,910)		(10,281)
Net loss attributable to Aurora shareholders | $		$ (197,840)		$ (65,582)
Weighted average number of common shares outstanding (in shares) | shares		32,273,516		43,223,233
Basic loss per share, continuing operations (in CAD per share) | $ / shares		$ (5.45)	[1]	$ (1.28)
Basic loss per share, discontinued operations (in CAD per share) | $ / shares		(0.68)	[1]	(0.24)
Basic loss per share (in CAD per share) | $ / shares		$ (6.13)	[1]	$ (1.52)
Reverse stock split conversion ratio	0.1

[1]	Comparative information has been adjusted due to discontinued operations see Note 11(b).